Annual Total Returns (Bar Chart) (Invesco V.I. Basic Value Fund, Series I shares, Invesco V.I. Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Basic Value Fund | Series I shares, Invesco V.I. Basic Value Fund
Annual Total Returns
'02	(22.15%)
'03	33.63%
'04	11.07%
'05	5.74%
'06	13.20%
'07	1.54%
'08	(51.77%)
'09	48.00%
'10	7.35%